Offerings	Oct. 09, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0005 per share, issuable upon conversion, exchange or exercise of the newly registered securities
Fee Rate	0.0087%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,740.00
Offering Note	The Registrant is registering an indeterminate amount of debt securities, preferred shares and rights for offer and sale from time to time at indeterminate prices, with a maximum aggregate offering price not to exceed US$20,000,000. The registration fee is calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the maximum aggregate offering price of the newly registered securities on a combined basis. The maximum aggregate offering price is not allocated among the individual classes of securities. Securities registered hereunder may be sold separately or together with other securities registered hereunder. Includes an indeterminate number of Class A ordinary shares issuable upon conversion, exchange or exercise of the newly registered securities. Pursuant to Rule 457(i) under the Securities Act, the registration fee for convertible securities and the securities into which they are convertible, when registered concurrently, is calculated on the basis of the offering price of the convertible securities, together with any additional consideration payable upon conversion. Pursuant to Rule 457(g), no separate registration fee is payable for rights registered concurrently with the securities offered pursuant to those rights. Any consideration payable upon conversion or exercise is included in the maximum aggregate offering price stated in Table 1. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers additional Class A ordinary shares issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions to the extent applicable. Calculated at the rate of US$87.00 per US$1,000,000 of the maximum aggregate offering price, effective October 1, 2026 and in effect through September 30, 2027.